PROPERTY AND EQUIPMENT	12 Months Ended
Apr. 30, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 6 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following at April 30, 2017 and 2016:

	Estimated useful life
	(years)	2017	2016
Furniture and fixtures	5 – 7	$98,550	$74,265
Computers and software	2 – 3	302,843	283,928
Vehicles	5 – 7	914,217	909,175
Machinery and equipment	5	118,106	88,689
Leasehold improvements	2 – 3	291,689	291,688
		1,725,405	1,647,745
Less accumulated depreciation and amortization		(1,402,762)	(1,409,945)
		$322,643	$237,800

Depreciation and amortization expense for property and equipment for the years ended April 30, 2017 and 2016 was approximately $115,000 and $65,000, respectively.